Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NL Partnership
Related Party Transaction [Line Items]
Revenue	$ 41
Management fee revenue	(7)
Interest revenue	12
Distributions	0
Rent expense	0
Accounts receivable	0
Accounts payable and accrued liabilities	2,355
Affiliates
Related Party Transaction [Line Items]
Revenue	636
Management fee revenue	352
Interest revenue	56
Distributions	(102)
Rent expense	38
Accounts receivable	13
Accounts payable and accrued liabilities	719
Director
Related Party Transaction [Line Items]
Sublease proceeds	$ 315	$ 332